Share Capital And Treasury Shares - Schedule of Issued share capital (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Disclosure of classes of share capital [line items]
Issuance of shares	$ 229,186		$ 173,698
Shares repurchases	318,882
Acquisitions of subsidiaries			12,727
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares repurchases	318,882
Component Of Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance at Beginning			$ 1,000
Balance at Beginning, Shares			10,000,000,000
Beginning Balance	7	$ 7	$ 5
Issuance of shares	1		2
Ending Balance	$ 8	$ 7	$ 7
Balance Beginning , Shares	67,618,142	67,618,142	49,526,667
Issuance of shares, Shares	8,960,000		17,350,000
Share-based compensation, Shares			38,710
Shares repurchases, Shares	(616,346)
Acquisitions of subsidiaries, Shares	515,385		702,765
Balance ending , Shares	76,477,181	67,618,142	67,618,142
Class A ordinary shares [member] | Component Of Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance at Beginning			$ 800
Balance at Beginning, Shares			8,000,000,000
Beginning Balance		$ 4	$ 1
Issuance of shares	$ 1		2
Transfer of shares		$ (4)	1
Ending Balance	$ 1		$ 4
Balance Beginning , Shares	1,968,142	43,416,142	10,726,667
Issuance of shares, Shares	8,960,000		17,350,000
Share-based compensation, Shares			38,710
Acquisitions of subsidiaries, Shares			702,765
Transfer of shares, Shares		(41,448,000)	14,598,000
Balance ending , Shares	10,928,142	1,968,142	43,416,142
Class B ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Shares repurchases	$ 318,882
Shares repurchases, Shares	616,346
Class B ordinary Shares [Member] | Component Of Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance at Beginning			$ 200
Balance at Beginning, Shares			2,000,000,000
Beginning Balance	$ 7	$ 3	$ 4
Transfer of shares		4	(1)
Ending Balance	$ 7	$ 7	$ 3
Balance Beginning , Shares	65,650,000	24,202,000	38,800,000
Shares repurchases, Shares	(616,346)
Acquisitions of subsidiaries, Shares	515,385
Transfer of shares, Shares		41,448,000	(14,598,000)
Balance ending , Shares	65,549,039	65,650,000	24,202,000
Class B ordinary Shares [Member] | Component Of Issued Capital [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares repurchases	$ 318,882
Acquisitions of subsidiaries	(266,647)
Ending Balance	$ 52,235
Shares repurchases, Shares	616,346
Acquisitions of subsidiaries, Shares	(515,385)
Balance ending , Shares	100,961